Related Party Transactions (Details) - Schedule of balances with related parties - CAD ($)	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Schedule Of Balances With Related Parties Abstract
Amounts owed to officers	$ 124,257	$ 185,830
Amounts owed to directors	19,575	96,014
Total amounts owed	$ 143,832	$ 281,844